Business Combinations - Schedule of Total Consideration is Summarized (Parentheticals) (Details) - Sunder Energy LLC [Member] - shares	Dec. 28, 2025	Dec. 29, 2024
Business Combination, Contingent Consideration [Line Items]
Additional paid in capital common stock issued (in Shares)	3,333,334
Common stock issued, shares (in Shares)		10,243,924